Filed Pursuant to Rule 497(e) under
                                                      the Securities Act of 1933

                                                                November 3, 2009

                                  Pioneer Funds

     Supplement to the Prospectuses, as in effect and as may be amended, for

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                          Fund                                                  Prospectus                           Prospectus Date
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Pioneer Bond Fund                                            Class A, Class B, Class C, Class R, Class Y and        November 1, 2009
                                                                              Class Z Shares
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Pioneer Emerging Markets Fund                                      Class A, Class B and Class C Shares                 April 1, 2009
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Pioneer Equity Income Fund                                         Class A, Class B and Class C Shares                 March 1, 2009
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Pioneer Equity Opportunity Fund                                    Class A, Class B and Class C Shares                 April 1, 2009
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Pioneer Fund                                                       Class A, Class B and Class C Shares                 April 1, 2009
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Pioneer Fundamental Growth Fund                                    Class A, Class B and Class C Shares                August 1, 2009
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Pioneer High Yield Fund                                            Class A, Class B and Class C Shares             April 1, 2009, as
                                                                                                                revised June 1, 2009
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Pioneer Ibbotson Conservative Allocation Fund                      Class A, Class B and Class C Shares              December 1, 2008
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Pioneer Ibbotson Moderate Allocation Fund                          Class A, Class B and Class C Shares              December 1, 2008
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Pioneer Ibbotson Growth Allocation Fund                            Class A, Class B and Class C Shares              December 1, 2008
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Pioneer Ibbotson Aggressive Allocation Fund                        Class A, Class B and Class C Shares              December 1, 2008
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Pioneer Independence Fund                                          Class A, Class B and Class C Shares                 April 1, 2009
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Pioneer Mid Cap Growth Fund                                        Class A, Class B and Class C Shares          February 1, 2009, as
                                                                                                                revised June 1, 2009
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Pioneer Mid Cap Value Fund                                         Class A, Class B and Class C Shares             April 1, 2009, as
                                                                                                                revised June 1, 2009
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Pioneer Cash Reserves Fund                                         Class A, Class B and Class C Shares                  May 1, 2009
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Pioneer Protected Principal Plus Fund                              Class A, Class B and Class C Shares                  May 1, 2009
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Pioneer Real Estate Shares                                         Class A, Class B and Class C Shares                  May 1, 2009
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Pioneer Research Fund                                              Class A, Class B and Class C Shares                  May 1, 2009
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Pioneer Oak Ridge Large Cap Growth Fund                            Class A, Class B and Class C Shares                 April 1, 2009
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Pioneer Oak Ridge Small Cap Growth Fund                            Class A, Class B and Class C Shares                 April 1, 2009
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Pioneer AMT-Free Municipal Fund                                    Class A, Class B and Class C Shares                  May 1, 2009
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Pioneer Growth Opportunities Fund                                  Class A, Class B and Class C Shares                  May 1, 2009
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Pioneer Tax Free Money Market Fund                                 Class A, Class B and Class C Shares                  May 1, 2009
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Pioneer Cullen Value Fund                                    Class A, Class B, Class C, Class R, Class Y and        November 1, 2009
                                                                              Class Z Shares
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Pioneer Classic Balanced Fund                                      Class A, Class B and Class C Shares              December 1, 2008
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Pioneer Government Income Fund                                     Class A, Class B and Class C Shares              December 1, 2008
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Pioneer Treasury Reserves Fund                                     Class A, Class B and Class C Shares              December 1, 2008
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Pioneer Global Equity Fund                                         Class A, Class B and Class C Shares             December 31, 2008
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Pioneer Disciplined Growth Fund                                    Class A, Class B and Class C Shares             December 31, 2008
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Pioneer Disciplined Value Fund                                     Class A, Class B and Class C Shares             December 31, 2008
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Pioneer Global High Yield Fund                                     Class A, Class B and Class C Shares                 March 1, 2009
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Pioneer International Value Fund                                   Class A, Class B and Class C Shares                 April 1, 2009
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Pioneer Short Term Income Fund                                     Class A, Class B and Class C Shares             December 31, 2008
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Pioneer Strategic Income Fund                                      Class A, Class B and Class C Shares              February 1, 2009
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Pioneer Tax Free Income Fund                                       Class A, Class B and Class C Shares                  May 1, 2009
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Pioneer Value Fund                                                 Class A, Class B and Class C Shares          February 1, 2009, as
                                                                                                                revised June 1, 2009
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

IMPORTANT NOTICE TO INVESTORS

Effective as of the close of business on December 31, 2009 (the "Effective Date"), Class B shares of the Pioneer funds will no longer be offered to new or existing shareholders, except that existing shareholders may purchase Class B shares through a Qualifying Transaction (as defined below). Shareholders who own Class B shares of a fund as of the Effective Date may continue to hold such shares until they convert to Class A shares under the existing conversion schedule, as described in the fund's prospectus. All Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges and conversion features, will remain unchanged.

After the Effective Date, the funds only will offer Class B shares to existing shareholders through the following types of "Qualifying Transactions":

o Dividends and/or capital gain distributions may continue to be reinvested in Class B shares according to your election.

o Shareholders may exchange their Class B shares of a fund for Class B shares of other Pioneer funds, as permitted by existing exchange privileges.

Any initial or additional purchase request for a fund's Class B shares received after the Effective Date (other than through a Qualifying Transaction) will be rejected.

Class B shareholders with systematic investment plans involving investments in Class B shares will no longer be able to make automatic investments into Class B shares after the Effective Date. Shareholders who do not want their automatic investments to be discontinued must provide alternative investment instructions prior to the Effective Date. To provide instructions call 1-800-225-6292. Such investment instructions may include investments into another class of the same fund or another class of a different fund.

As of the Effective Date, each fund's prospectus is revised by eliminating all references to the ability to purchase Class B shares of the funds, except through a Qualifying Transaction.

                                                                   23563-00-1109
                                        (C) 2009 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC